GOODWILL (Details) - USD ($)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Goodwill [Line Items]
Goodwill	$ 265,062,000	$ 265,062,000
Goodwill impairment	$ 0	$ 54,200,000
Williston Basin – Liquids Segment
Goodwill [Line Items]
Goodwill			$ 203,400,000